Expense Example, No Redemption - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable International Equity Fund
Dec. 30, 2023 USD ($)
Fidelity Advisor Sustainable International Equity Fund - Class M
Expense Example, No Redemption:
1 Year	$ 502
3 Years	1,249
5 Years	2,099
10 Years	4,291
Fidelity Advisor Sustainable International Equity Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	1,077
5 Years	2,044
10 Years	4,346
Fidelity Advisor Sustainable International Equity Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	783
5 Years	1,572
10 Years	3,642
Fidelity Advisor Sustainable International Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	754
5 Years	1,532
10 Years	3,579
Fidelity Advisor Sustainable International Equity Fund - Class A
Expense Example, No Redemption:
1 Year	700
3 Years	1,387
5 Years	2,178
10 Years	$ 4,234